Shareholder Report, Line Graph (Details) - USD ($)	Jul. 31, 2026	Jan. 31, 2026	Jul. 31, 2025	Jan. 31, 2025	Jul. 31, 2024	Jan. 31, 2024	Nov. 06, 2023
C000244815 [Member]
Account Value [Line Items]
Accumulated Value	$ 16,397	$ 15,031	$ 13,627	$ 13,691	$ 12,330	$ 11,111	$ 10,000
S&P 500 Index ($17,758) [Member]
Account Value [Line Items]
Accumulated Value	$ 17,785	$ 16,383	$ 14,875	$ 14,081	$ 12,787	$ 11,142	$ 10,000